SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2022
Operating segments [Abstract]
Segment Information	Segment Information
Barrick’s business is organized into eighteen minesites. Barrick’s CODM (Mark Bristow, President and Chief Executive Officer) reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, and/or project level. Each individual minesite is an operating segment for financial reporting purposes. Our presentation of our reportable operating segments consists of nine gold mines (Carlin, Cortez, Turquoise Ridge, Pueblo Viejo, Loulo-Gounkoto, Kibali, Veladero, North Mara and Bulyanhulu). The remaining operating segments, including our remaining gold and copper mines, have been grouped into an “Other Mines” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income.

Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2022	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,848	$1,416	$312	$21	($15)	$1,114
Cortez[2]	1,316	597	253	12	4	450
Turquoise Ridge[2]	814	469	178	7	—	160
Pueblo Viejo[2]	1,303	559	242	24	17	461
Loulo-Gounkoto[2]	1,236	533	257	9	11	426
Kibali	598	235	178	2	41	142
Veladero	365	205	120	2	6	32
North Mara[2]	570	236	73	4	48	209
Bulyanhulu[2]	463	235	60	3	25	140
Other Mines[2]	2,056	1,223	482	19	75	257
Reportable segment total	$11,569	$5,708	$2,155	$103	$212	$3,391
Share of equity investee	(598)	(235)	(178)	(2)	(41)	(142)
Segment total	$10,971	$5,473	$1,977	$101	$171	$3,249

Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2021	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,687	$1,175	$276	$22	$25	$1,189
Cortez[2]	1,485	633	294	10	1	547
Turquoise Ridge[2]	987	415	200	1	—	371
Pueblo Viejo[2]	1,514	505	234	5	11	759
Loulo-Gounkoto[2]	1,249	454	278	18	25	474
Kibali	661	232	141	5	5	278
Veladero	382	177	85	1	1	118
North Mara[2]	552	240	56	—	2	254
Bulyanhulu[2]	361	155	57	—	2	147
Other Mines[2]	2,659	1,179	580	10	81	809
Reportable segment total	$12,537	$5,165	$2,201	$72	$153	$4,946
Share of equity investee	(661)	(232)	(141)	(5)	(5)	(278)
Segment total	$11,876	$4,933	$2,060	$67	$148	$4,668
[1]Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2022, accretion expense was $36 million (2021: $26 million).
2Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2022, for Pueblo Viejo, $528 million, $319 million, $195 million (2021: $617 million, $294 million, $318 million), Nevada Gold Mines, $2,146 million, $1,422 million, $711 million (2021: $2,362 million, $1,359 million, $991 million), North Mara, Bulyanhulu and Buzwagi, $165 million, $97 million, $55 million (2021: $159 million, $92 million, $63 million), Loulo-Gounkoto, $247 million, $158 million, $88 million (2021: $250 million, $146 million, $95 million) and Tongon, $37 million, $36 million, $nil (2021: $38 million, $32 million, $5 million).
Reconciliation of Segment Income to Income Before Income Taxes

For the years ended December 31	2022	2021
Segment income	$3,249	$4,668
Other revenue	42	109
Other cost of sales/amortization	(47)	(96)
Exploration, evaluation and project expenses not attributable to segments	(249)	(220)
General and administrative expenses	(159)	(151)
Other income not attributable to segments	396	187
Impairment (charges) reversals	(1,671)	63
Loss on currency translation	(16)	(29)
Closed mine rehabilitation	136	(18)
Income from equity investees	258	446
Finance costs, net (includes non-segment accretion)[1]	(265)	(329)
Gain on non-hedge derivatives	7	2
Income before income taxes	$1,681	$4,632
[1]Includes debt extinguishment gains of $14 million (2021: $nil).

Geographic Information

	Non-current assets		Revenue[1]
	As at December 31, 2022	As at December 31, 2021	2022	2021
United States	$16,518	$16,355	$5,573	$6,134
Dominican Republic	4,874	4,602	1,303	1,514
Mali	3,599	4,709	1,236	1,249
Democratic Republic of Congo	2,659	3,267	—	—
Chile	1,957	1,937	—	—
Zambia	1,930	1,793	868	962
Tanzania	1,914	1,767	1,033	993
Argentina	1,247	1,739	365	382
Canada	507	517	231	291
Pakistan	749	—	—	—
Saudi Arabia	382	382	—	—
Papua New Guinea	327	330	—	—
Côte d'Ivoire	164	191	356	369
Peru	73	113	48	91
Unallocated	600	939	—	—
Total	$37,500	$38,641	$11,013	$11,985
[1]Geographic location is presented based on the location of the mine from which the product originated.
Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2022	As at December 31, 2021
Carlin	$506	$422
Cortez	419	277
Turquoise Ridge	176	144
Pueblo Viejo	629	533
Loulo-Gounkoto	322	313
Kibali	99	70
Veladero	167	144
North Mara	156	93
Bulyanhulu	90	80
Other Mines	500	351
Reportable segment total	$3,064	$2,427
Other items not allocated to segments	133	129
Total	$3,197	$2,556
Share of equity investee	(99)	(70)
Total	$3,098	$2,486
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2022, cash expenditures were $3,049 million (2021: $2,435 million) and the increase in accrued expenditures was $49 million (2021: $51 million increase).